Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Mar. 31, 2010
Preferred stock, par value	$ 0.00	$ 0.00
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,800,000	6,800,000
Common stock, shares outstanding	6,800,000	6,800,000